STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.9%
Automobiles & Components - .8%
Stoneridge Inc.	133,627	[a]	3,165,624
Banks - 10.7%
BankUnited Inc.	175,357		6,439,109
Essent Group Ltd.	134,508		5,392,426
First Bancorp/Puerto Rico	588,995		9,058,743
First Interstate BancSystem Inc., Cl. A	118,694		5,177,432
First Merchants Corp.	103,173		4,561,278
Synovus Financial Corp.	141,879		5,977,362
Texas Capital Bancshares Inc.	62,074	[a]	3,723,819
			40,330,169
Capital Goods - 9.8%
EnerSys	56,017		4,233,765
Flowserve Corp.	90,422		2,835,634
Fluor Corp.	344,857	[a,b]	11,590,644
Matrix Service Co.	400,519	[a]	2,050,657
Maxar Technologies Inc.	156,281		3,782,000
Terex Corp.	72,038		3,307,265
Titan Machinery Inc.	106,916	[a]	4,707,512
Wabash National Corp.	178,559		4,476,474
			36,983,951
Commercial & Professional Services - .9%
The Brink's Company	59,087		3,530,448
Consumer Durables & Apparel - 3.1%
Allbirds Inc., CI. A	507,660	[a,b]	1,462,061
GoPro Inc., Cl. A	698,673	[a]	3,828,728
Topgolf Callaway Brands Corp.	311,368	[a,b]	6,523,160
			11,813,949
Consumer Services - 4.7%
Bloomin' Brands Inc.	256,555		5,777,619
Genius Sports Ltd.	983,387	[a]	5,034,941
Papa John's International Inc.	41,344	[b]	3,442,301
Six Flags Entertainment Corp.	146,436	[a]	3,527,643
			17,782,504
Diversified Financials - 1.5%
PJT Partners Inc., Cl. A	74,112		5,707,365
Energy - 5.3%
CNX Resources Corp.	373,117	[a,b]	6,481,042
PBF Energy Inc., Cl. A	148,083		5,889,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.9% (continued)
Energy - 5.3% (continued)
Viper Energy Partners LP	228,626		7,551,517
			19,921,820
Food & Staples Retailing - 1.7%
The Chefs' Warehouse Inc.	167,558	[a]	6,509,628
Health Care Equipment & Services - 10.6%
Acadia Healthcare Co.	78,708	[a]	7,009,735
Amedisys Inc.	33,398	[a]	3,042,224
Merit Medical Systems Inc.	34,380	[a]	2,475,360
ModivCare Inc.	45,358	[a]	3,492,566
NuVasive Inc.	74,918	[a]	2,909,815
Privia Health Group Inc.	292,478	[a]	6,998,999
R1 RCM Inc.	261,106	[a]	2,363,009
Select Medical Holdings Corp.	219,890		5,404,896
TransMedics Group Inc.	97,927	[a]	6,058,744
			39,755,348
Household & Personal Products - 1.3%
Spectrum Brands Holdings Inc.	93,561		4,983,995
Insurance - 2.8%
BRP Group Inc., Cl. A	173,976	[a,b]	5,226,239
The Hanover Insurance Group Inc.	36,274		5,343,160
			10,569,399
Materials - 4.2%
Alamos Gold Inc., Cl. A	1,179,532		11,441,460
Largo Inc.	361,743	[a]	2,018,526
Tronox Holdings PLC	155,337		2,194,912
			15,654,898
Media & Entertainment - 2.8%
Eventbrite Inc., Cl. A	511,617	[a,b]	3,729,688
Magnite Inc.	470,264	[a]	5,224,633
TrueCar Inc.	597,409	[a]	1,487,548
			10,441,869
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
Alkermes PLC	297,984	[a]	7,384,044
Denali Therapeutics Inc.	151,028	[a]	4,819,304
Ultragenyx Pharmaceutical Inc.	30,218	[a]	1,096,913
Xenon Pharmaceuticals Inc.	74,865	[a]	2,761,021
			16,061,282
Real Estate - 3.3%
Colliers International Group Inc.	44,929	[a,b]	4,253,428
EPR Properties	106,479	[c]	4,430,591
Pebblebrook Hotel Trust	231,593	[b,c]	3,856,023
			12,540,042
Retailing - 3.2%
Designer Brands Inc., Cl. A	205,069		3,137,556

Description	Shares		Value ($)
Common Stocks - 93.9% (continued)
Retailing - 3.2% (continued)
Ollie's Bargain Outlet Holdings Inc.	101,234	[a]	6,165,151
Petco Health & Wellness Co.	261,342	[a]	2,885,216
			12,187,923
Semiconductors & Semiconductor Equipment - 1.2%
MaxLinear Inc.	121,300	[a]	4,439,580
Software & Services - 7.6%
DigitalOcean Holdings Inc.	65,196	[a,b]	1,944,797
DoubleVerify Holdings Inc.	160,590	[a]	4,207,458
Edgio Inc.	1,730,800	[a,b]	2,492,352
JFrog Ltd.	203,190	[a,b]	4,466,116
Paya Holdings Inc.	1,247,952	[a]	11,618,433
Zuora Inc., Cl. A	483,678	[a]	3,714,647
			28,443,803
Technology Hardware & Equipment - 6.7%
ADTRAN Holdings Inc.	355,806	[b]	7,212,188
Arlo Technologies Inc.	494,365	[a]	1,888,474
Extreme Networks Inc.	543,493	[a]	11,397,048
Itron Inc.	86,440	[a,b]	4,596,879
Ondas Holdings Inc.	119,844	[a,b]	310,396
			25,404,985
Transportation - 1.0%
SkyWest Inc.	210,090	[a]	3,876,161
Utilities - 6.4%
Atlantica Sustainable Infrastructure PLC	78,937	[b]	2,202,342
Clearway Energy Inc., Cl. C	279,714	[b]	9,913,064
NextEra Energy Partners LP	147,088	[b]	11,839,113
			23,954,519
Total Common Stocks (cost $335,726,059)			354,059,262

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF (cost $3,785,695)	20,050	[b]	3,756,769

Private Equity - .3%
Real Estate - .1%
Roofstock	41,269	[a,d]	538,560
Software & Services - .2%
Locus Robotics	14,518	[a,d]	645,180
Total Private Equity (cost $1,841,069)			1,183,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 4.9%
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,662,216)	3.94	18,662,216	[e]	18,662,216

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $8,137,066)	3.94	8,137,066	[e]	8,137,066
Total Investments (cost $368,152,105)		102.3%		385,799,053
Liabilities, Less Cash and Receivables		(2.3%)		(8,817,460)
Net Assets		100.0%		376,981,593

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $40,136,120 and the value of the collateral was $40,143,665, consisting of cash collateral of $8,137,066 and U.S. Government & Agency securities valued at $32,006,599. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at November 30, 2022. These securities were valued at $1,183,740 or ..31% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	354,059,262	-	-	354,059,262
Equity Securities - Private Equity	-	-	1,183,740	1,183,740
Exchange-Traded Funds	3,756,769	-	-	3,756,769
Investment Companies	26,799,282	-	-	26,799,282

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized appreciation on investments was $17,646,948, consisting of $77,479,897 gross unrealized appreciation and $59,832,949 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.